Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 506,121,000	$ 471,836,000	$ 423,953,000
Tax free income [N]	(38,926,000)	(24,088,000)	(33,284,000)
Tax rate differentials	140,079,000	118,495,000	96,237,000
Non-deductible expenses	4,536,000	6,934,000	3,947,000
Taxes for prior year	144,000	11,994,000	6,663,000
Change in valuation allowance	5,544,000	(2,259,000)	8,950,000
Noncontrolling partnership interests [N]	(31,300,000)	(26,870,000)	(26,876,000)
Other	21,782,000	22,853,000	10,823,000
Tax portion of income from at equity investments	(6,883,000)	(550,000)
Income tax expense	601,097,000	578,345,000	490,413,000
Effective tax rate	$ 33800.00%	$ 35200.00%	$ 33700.00%